SCHEDULE OF RELATED PARTY BALANCES (Details)		Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Related Party Transaction [Line Items]
Amount due to a shareholder		$ 277	$ 2,150	$ 3,598,750
Accounts receivable		3,222,142	25,071,163	7,452,651
Cheung Lui [Member]
Related Party Transaction [Line Items]
Amount due to a shareholder	[1]	277	2,150	3,598,750
Red and Blue LLC [Member]
Related Party Transaction [Line Items]
Accounts receivable	[2]	$ 21,774	$ 169,419	$ 97,449

[1]	As of September 30, 2024 and 2025, the amount due to a shareholder, Mr. Cheung Lui represented the temporary advances made to the Company. This advance made by Mr. Cheung under this facility is non-interest bearing, unsecured and repayable on demand.
[2]	As of September 30, 2024 and 2025, the amount represented trade receivable from product sales with a related party, Red and Blue LLC. The amount is unsecured, interest-free and granted with 45 days’ credit term. The balance was subsequently settled in full.